Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 132,694	$ 156,726	$ 149,505
Share-based compensation	95,176	107,719	102,843
Travel expenses	21,790	19,774	21,201
Professional services	24,264	28,585	30,983
Office expenses	14,784	16,105	20,703
Directors’ expenses	3,169	3,345	3,051
Other expenses	13,349	16,037	22,726
Total selling, general and administrative expenses	$ 305,226	$ 348,291	$ 351,012